Related Party and Party in Interest Transactions (Details) - Rhinebeck Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Related Party and Party in Interest Transactions
Administrative expenses	$ 38,629
Trustee
Related Party and Party in Interest Transactions
Administrative expenses	$ 38,629